Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0001959994
Registrant Name	AUSTRALIAN OILSEEDS HOLDINGS LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A